Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Feb. 14, 2024	Dec. 31, 2023	Dec. 31, 2022
Flame Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market and Treasury Securities held in Trust Account				$ 63,558,404	$ 290,718,297
Convertible Promissory Notes—Related Parties				762,350
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	$ 839,497,000	$ 939,850,000	$ 821,176,000
Additions	20,084,000	19,175,000
Change in valuation inputs or other assumptions	(1,763,000)	81,178,000
Fair Value, Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	37,087,000	61,381,000	39,962,000
Additions	0	0
Change in valuation inputs or other assumptions	(2,875,000)	24,294,000
Fair Value, Recurring [Member] | Level 1 [Member] | Public Warrants [Member] | Flame Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities				27,743,750	9,343,750
Fair Value, Recurring [Member] | Level 1 [Member] | U.S. Money Market Funds Held in Trust Account [Member] | Flame Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market and Treasury Securities held in Trust Account				0	290,718,297
Fair Value, Recurring [Member] | Level 2 [Member] | Senior Secured Term Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	771,202,000	790,377,000	761,401,000
Additions	9,801,000	19,175,000
Change in valuation inputs or other assumptions	0	0
Fair Value, Recurring [Member] | Level 2 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	20,363,000	58,202,000	19,813,000
Additions	0	0
Change in valuation inputs or other assumptions	550,000	37,839,000
Fair Value, Recurring [Member] | Level 3 [Member] | Flame Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Promissory Notes—Related Parties				6,381,294	1,409,730
Fair Value, Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member] | Flame Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities				$ 11,470,000	$ 2,805,500
Fair Value, Recurring [Member] | Level 3 [Member] | Working Capital Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liabilities	10,845,000	29,890,000	$ 0
Additions	10,283,000	0
Change in valuation inputs or other assumptions	$ 562,000	$ 19,045,000